FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 09/30/2003

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

  Name: Litman/Gregory Fund Advisors LLC
Addess: 4 Orinda Way, Suite 230-D
        Orinda, CA 94563

Form 13F File Number:

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  John M. Coughlin

Title:  Chief Operating Officer

Phone:  925-253-5213

Signature, Place, and Date of Signing:

/s/ John M. Coughlin
--------------------------------------------------------------------------------
[Signature]

Orinda, California
--------------------------------------------------------------------------------
[City, State]

November 13, 2003
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                        Form 13F Summary Page

                        Report Summary:

     Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   13

Form 13F Information Table Value Total:   139,859
                                          (thousands)

       List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE

                                                        VALUE      SHARES/   SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS   CUSIP    (X$1000)    PRN AMT   PRN  CALL  DSCRETN MANAGERS     SOLE    SHARED    NONE
----------------------      -------------- --------- -----------  ---------  ---  ----  ------- --------  --------  -------  -----
AON                          com           037389103   13,657       655,000   SH         Sole        0      655,000
COMCAST CORP Class A         com           20030N101    1,048        33,967   SH         Sole        0       33,967
COMCAST CORP Special Class A com           20030N200   13,559       458,000   SH         Sole        0      458,000
Disney                       com           254687106   10,166       504,000   SH         Sole        0      504,000
FEDEX CORP                   com           31428X106   13,079       203,000   SH         Sole        0      203,000
HILTON HOTELS CORP           com           432848109   13,787       850,000   SH         Sole        0      850,000
Level 3 Communications       com           52729N100   15,593     2,877,000   SH         Sole        0    2,877,000
MARRIOTT INTL INC NEW        com           571903202    8,864       206,000   SH         Sole        0      206,000
VIVENDI UNIVERSAL            com           92851S204   20,264     1,141,000   SH         Sole        0    1,141,000
WASTE MGMT INC DEL           com           94106L109   18,345       701,000   SH         Sole        0      701,000
FAIRFAX FINL HLDGS LTD       sub vtg com   303901102    3,118        20,000   SH         Sole        0       20,000
MONY Group                   com           615337102    3,629       111,500   SH         Sole        0      111,500
TELEPHONE + DATA SYS INC     com           879433100    4,749        84,000   SH         Sole        0       84,000
                                                      =======     =========                               =========
           Totals                                     139,859     7,844,467                               7,844,467
